GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 are as follows:

	Products	Video and Cyber security	Total

As of January 1, 2016	$3,310	$940	$4,250

Acquisition of Aimetis	-	7,859	7,859
Foreign currency translation adjustments	(5)	(254)	(259)

As of December 31, 2016	3,305	8,545	11,850

Foreign currency translation adjustments	165	677	842

As of December 31, 2017	$3,470	$9,222	$12,692